Portfolio of Investments October 31, 2024
Dividend Growth
w
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
6405915537 COMMON STOCKS - 99 .3% 6405915537
BANKS - 3.4%
976,737 JPMorgan Chase & Co $ 216,757,475
TOTAL BANKS 216,757,475
CAPITAL GOODS - 6.9%
429,861 Eaton Corp PLC 142,533,310
501,623 Honeywell International Inc 103,173,819
145,190 Northrop Grumman Corp 73,904,614
338,216 Trane Technologies PLC 125,194,034
TOTAL CAPITAL GOODS 444,805,777
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1%
524,053 Lowe's Cos Inc 137,212,797
1,146,521 TJX Cos Inc/The 129,591,269
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 266,804,066
CONSUMER SERVICES - 3.7%
561,219 McDonald's Corp 163,937,682
747,624 Starbucks Corp 73,042,865
TOTAL CONSUMER SERVICES 236,980,547
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.4%
1,914,983 Walmart Inc 156,932,857
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 156,932,857
ENERGY - 4.0%
811,435 Chevron Corp 120,757,756
1,195,933 Exxon Mobil Corp 139,661,056
TOTAL ENERGY 260,418,812
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.3%
668,433 American Tower Corp 142,737,183
1,211,761 Prologis Inc 136,856,287
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 279,593,470
FINANCIAL SERVICES - 8.5%
671,527 American Express Co 181,366,012
959,410 Charles Schwab Corp/The 67,955,010
335,884 Mastercard Inc, Class A 167,804,288
268,142 S&P Global Inc 128,804,691
TOTAL FINANCIAL SERVICES 545,930,001
FOOD, BEVERAGE & TOBACCO - 5.0%
1,361,298 Mondelez International Inc, Class A 93,221,687
542,497 PepsiCo Inc 90,097,902
1,040,950 Philip Morris International Inc 138,134,065
TOTAL FOOD, BEVERAGE & TOBACCO 321,453,654
HEALTH CARE EQUIPMENT & SERVICES - 6.8%
1,237,677 Abbott Laboratories 140,315,441
241,712 Elevance Health Inc 98,077,061
357,453 UnitedHealth Group Inc 201,782,219
TOTAL HEALTH CARE EQUIPMENT & SERVICES 440,174,721
INSURANCE - 2.2%
650,113 Marsh & McLennan Cos Inc 141,880,661
TOTAL INSURANCE 141,880,661
MATERIALS - 4.5%
417,327 Linde PLC 190,363,711
437,914 Packaging Corp of America 100,256,031
TOTAL MATERIALS 290,619,742
MEDIA & ENTERTAINMENT - 2.1%
3,025,694 Comcast Corp, Class A 132,132,057
TOTAL MEDIA & ENTERTAINMENT 132,132,057

Portfolio of Investments October 31, 2024
(continued)
Dividend Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
819,295 AbbVie Inc $ 167,029,672
570,088 Novo Nordisk A/S, Sponsored ADR 63,821,351
778,159 Zoetis Inc 139,119,266
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 369,970,289
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.8%
1,673,644 Broadcom Inc 284,134,542
830,182 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 158,182,878
305,970 Texas Instruments Inc 62,160,865
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 504,478,285
SOFTWARE & SERVICES - 10.1%
508,289 Accenture PLC, Class A 175,268,213
1,166,359 Microsoft Corp 473,949,980
TOTAL SOFTWARE & SERVICES 649,218,193
TECHNOLOGY HARDWARE & EQUIPMENT - 12.0%
1,588,172 Amphenol Corp, Class A 106,439,287
2,108,987 Apple Inc 476,441,254
431,571 Motorola Solutions Inc 193,926,429
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 776,806,970
TRANSPORTATION - 1.4%
380,611 Union Pacific Corp 88,328,395
TOTAL TRANSPORTATION 88,328,395
UTILITIES - 4.4%
2,052,208 NextEra Energy Inc 162,637,484
1,256,067 WEC Energy Group Inc 119,992,081
TOTAL UTILITIES 282,629,565
TOTAL COMMON STOCKS
(Cost $3,202,825,590) 6,405,915,537
TOTAL LONG-TERM INVESTMENTS
(Cost $3,202,825,590) 6,405,915,537
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%
56964880 REPURCHASE AGREEMENTS - 0 .9% 56964880
$ 55,100,000 (a) Fixed Income Clearing Corporation 4 .800% 11/01/24 55,100,000
1,864,880 (b) Fixed Income Clearing Corporation 1 .520 11/01/24 1,864,880
TOTAL REPURCHASE AGREEMENTS
(Cost $56,964,880) 56,964,880
TOTAL SHORT-TERM INVESTMENTS
(Cost $56,964,880) 56,964,880
TOTAL INVESTMENTS - 100 .2%
(Cost $ 3,259,790,470 ) 6,462,880,417
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (12,636,236)
NET ASSETS - 100% $ 6,450,244,181

circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,405,915,537 $ – $ – $ 6,405,915,537
Short-Term Investments:
Repurchase Agreements – 56,964,880 – 56,964,880
Total
$ 6,405,915,537 $ 56,964,880 $ – $ 6,462,880,417
(a) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $55,107,347 on 11/1/24, collateralized by
Government Agency Securities, with coupon rates 2.875%–4.000% and maturity dates 8/15/42–5/15/49, valued at $56,202,067.
(b) Agreement with Fixed Income Clearing Corporation, 1.520% dated 10/31/24 to be repurchased at $1,864,958 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/28, valued at $1,902,200.
ADR American Depositary Receipt
S&P Standard & Poor's

Portfolio of Investments October 31, 2024
Global Dividend Growth
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.0%
19216306 COMMON STOCKS - 98 .0% 19216306
BANKS - 4.8%
3,033 JPMorgan Chase & Co $ 673,083
2,251 Royal Bank of Canada 272,235
TOTAL BANKS 945,318
CAPITAL GOODS - 6.0%
1,219 Eaton Corp PLC 404,196
1,553 Honeywell International Inc 319,421
9,125 ITOCHU Corp 451,394
TOTAL CAPITAL GOODS 1,175,011
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
4,419 Experian PLC 215,673
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 215,673
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.0%
1,508 Lowe's Cos Inc 394,840
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 394,840
CONSUMER DURABLES & APPAREL - 1.8%
537 LVMH Moet Hennessy Louis Vuitton SE 357,492
TOTAL CONSUMER DURABLES & APPAREL 357,492
CONSUMER SERVICES - 4.1%
12,729 Compass Group PLC 413,392
1,325 McDonald's Corp 387,046
TOTAL CONSUMER SERVICES 800,438
ENERGY - 5.0%
8,295 Enbridge Inc 335,052
2,864 Exxon Mobil Corp 334,458
5,022 TotalEnergies SE 315,159
TOTAL ENERGY 984,669
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
3,290 Prologis Inc 371,573
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 371,573
FINANCIAL SERVICES - 9.9%
1,868 American Express Co 504,510
3,157 Macquarie Group Ltd 477,800
915 Mastercard Inc, Class A 457,125
14,900 ORIX Corp 313,941
392 S&P Global Inc 188,301
TOTAL FINANCIAL SERVICES 1,941,677
FOOD, BEVERAGE & TOBACCO - 5.0%
2,529 Nestle SA 238,972
1,860 PepsiCo Inc 308,909
3,249 Philip Morris International Inc 431,142
TOTAL FOOD, BEVERAGE & TOBACCO 979,023
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
2,421 Abbott Laboratories 274,469
790 UnitedHealth Group Inc 445,955
TOTAL HEALTH CARE EQUIPMENT & SERVICES 720,424
HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
39,364 Haleon PLC 189,186
4,671 Unilever PLC 284,941
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 474,127
INSURANCE - 1.0%
23,400 AIA Group Ltd 184,680
TOTAL INSURANCE 184,680
MATERIALS - 4.2%
1,096 Linde PLC 499,940
15,164 SIG Group AG 327,242
TOTAL MATERIALS 827,182

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT - 1.7%
7,735 Comcast Corp, Class A $ 337,787
TOTAL MEDIA & ENTERTAINMENT 337,787
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
2,611 AbbVie Inc 532,305
4,620 Novo Nordisk A/S, Class B 518,202
3,941 Sanofi SA 416,484
1,925 Zoetis Inc 344,151
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,811,142
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.0%
5,008 Broadcom Inc 850,208
3,716 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 708,047
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,558,255
SOFTWARE & SERVICES - 10.3%
1,080 Accenture PLC, Class A 372,405
2,575 Microsoft Corp 1,046,351
2,598 SAP SE 606,594
TOTAL SOFTWARE & SERVICES 2,025,350
TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
4,698 Apple Inc 1,061,325
1,087 Motorola Solutions Inc 488,444
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,549,769
TELECOMMUNICATION SERVICES - 2.1%
98,487 HKT Trust & HKT Ltd 122,390
7,100 KDDI Corp 221,374
81,216 Vodafone Group PLC 75,524
TOTAL TELECOMMUNICATION SERVICES 419,288
TRANSPORTATION - 1.3%
1,063 Union Pacific Corp 246,690
TOTAL TRANSPORTATION 246,690
UTILITIES - 4.6%
4,421 NextEra Energy Inc 350,364
7,888 Veolia Environnement SA 250,442
3,089 WEC Energy Group Inc 295,092
TOTAL UTILITIES 895,898
TOTAL COMMON STOCKS
(Cost $10,700,305) 19,216,306
TOTAL LONG-TERM INVESTMENTS
(Cost $10,700,305) 19,216,306
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.7%
325,000 REPURCHASE AGREEMENTS - 1 .7% 325,000
$ 325,000 (a) Fixed Income Clearing Corporation 4 .800% 11/01/24 325,000
TOTAL REPURCHASE AGREEMENTS
(Cost $325,000) 325,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $325,000) 325,000
TOTAL INVESTMENTS - 99 .7%
(Cost $ 11,025,305 ) 19,541,306
OTHER ASSETS & LIABILITIES, NET -  0.3% 68,625
NET ASSETS - 100% $ 19,609,931

Portfolio of Investments October 31, 2024
(continued)
Global Dividend Growth

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 13,235,424 $ 5,980,882 $ – $ 19,216,306
Short-Term Investments:
Repurchase Agreements – 325,000 – 325,000
Total
$ 13,235,424 $ 6,305,882 $ – $ 19,541,306
(a) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $325,043 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 11/15/42, valued at $331,605.
ADR American Depositary Receipt
S&P Standard & Poor's

Portfolio of Investments October 31, 2024
International Dividend Growth
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.1%
5113938 COMMON STOCKS - 97 .1% 5113938
AUTOMOBILES & COMPONENTS - 1.8%
1,016 Autoliv Inc $ 94,366
TOTAL AUTOMOBILES & COMPONENTS 94,366
BANKS - 4.8%
32,446 BOC Hong Kong Holdings Ltd 105,927
1,214 Royal Bank of Canada 146,821
TOTAL BANKS 252,748
CAPITAL GOODS - 9.5%
14,465 BAE Systems PLC 233,137
5,400 ITOCHU Corp 267,126
TOTAL CAPITAL GOODS 500,263
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
2,000 Experian PLC 97,612
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 97,612
CONSUMER DURABLES & APPAREL - 2.8%
222 LVMH Moet Hennessy Louis Vuitton SE 147,790
TOTAL CONSUMER DURABLES & APPAREL 147,790
CONSUMER SERVICES - 5.4%
4,650 Compass Group PLC 151,015
1,889 Restaurant Brands International Inc 131,383
TOTAL CONSUMER SERVICES 282,398
ENERGY - 6.1%
4,122 Enbridge Inc 166,497
2,507 TotalEnergies SE 157,328
TOTAL ENERGY 323,825
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
21,436 British Land Co PLC/The 110,309
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 110,309
FINANCIAL SERVICES - 7.2%
1,384 Macquarie Group Ltd 209,463
8,100 ORIX Corp 170,666
TOTAL FINANCIAL SERVICES 380,129
FOOD, BEVERAGE & TOBACCO - 3.5%
2,530 Diageo PLC 78,131
1,109 Nestle SA 104,792
TOTAL FOOD, BEVERAGE & TOBACCO 182,923
HOUSEHOLD & PERSONAL PRODUCTS - 4.8%
15,873 Haleon PLC 76,287
2,863 Unilever PLC 174,649
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 250,936
INSURANCE - 3.9%
10,000 AIA Group Ltd 78,923
3,394 AXA SA 127,436
TOTAL INSURANCE 206,359
MATERIALS - 6.3%
477 Linde PLC 217,583
5,343 SIG Group AG 115,303
TOTAL MATERIALS 332,886
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.6%
7,800 Astellas Pharma Inc 91,325
6,815 Hikma Pharmaceuticals PLC 163,218
2,045 Novo Nordisk A/S, Class B 229,377
2,182 Sanofi SA 230,593
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 714,513
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
1,379 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 262,755
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 262,755

Portfolio of Investments October 31, 2024
(continued)
International Dividend Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES - 5.0%
1,118 SAP SE $ 261,036
TOTAL SOFTWARE & SERVICES 261,036
TELECOMMUNICATION SERVICES - 6.2%
87,400 HKT Trust & HKT Ltd 108,613
4,800 KDDI Corp 149,661
71,124 Vodafone Group PLC 66,139
TOTAL TELECOMMUNICATION SERVICES 324,413
TRANSPORTATION - 2.2%
1,095 Canadian National Railway Co 118,241
TOTAL TRANSPORTATION 118,241
UTILITIES - 5.1%
26,402 Snam SpA 126,832
4,523 Veolia Environnement SA 143,604
TOTAL UTILITIES 270,436
TOTAL COMMON STOCKS
(Cost $3,665,221) 5,113,938
TOTAL LONG-TERM INVESTMENTS
(Cost $3,665,221) 5,113,938
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.8%
150,000 REPURCHASE AGREEMENTS - 2 .8% 150,000
$ 150,000 (a) Fixed Income Clearing Corporation 4 .800% 11/01/24 150,000
TOTAL REPURCHASE AGREEMENTS
(Cost $150,000) 150,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $150,000) 150,000
TOTAL INVESTMENTS - 99 .9%
(Cost $ 3,815,221 ) 5,263,938
OTHER ASSETS & LIABILITIES, NET -  0.1% 3,643
NET ASSETS - 100% $ 5,267,581

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,137,646 $ 3,976,292 $ – $ 5,113,938
Short-Term Investments:
Repurchase Agreements – 150,000 – 150,000
Total
$ 1,137,646 $ 4,126,292 $ – $ 5,263,938
(a) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $150,020 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 2.375% and maturity date 11/15/49, valued at $153,055.
ADR American Depositary Receipt

Portfolio of Investments October 31, 2024
International Small Cap
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
49861171 COMMON STOCKS - 98 .8% 49861171
AUTOMOBILES & COMPONENTS - 0.7%
32,503 Brembo NV $ 341,363
TOTAL AUTOMOBILES & COMPONENTS 341,363
BANKS - 3.7%
12,305 (a) BAWAG Group AG 953,755
66,900 Chiba Bank Ltd/The 488,217
91,600 Concordia Financial Group Ltd 453,722
TOTAL BANKS 1,895,694
CAPITAL GOODS - 17.6%
67,500 Amada Co Ltd 665,206
71,516 Bodycote PLC 507,981
979 Burckhardt Compression Holding AG 719,742
50,992 Grafton Group PLC 658,569
27,705 IMI PLC 590,096
2,821 Kardex Holding AG 860,573
12,463 Konecranes Oyj 860,387
5,294 Kongsberg Gruppen ASA 552,647
29,700 Nabtesco Corp 481,428
21,600 Nichias Corp 773,568
62,081 RS GROUP PLC 556,575
19,695 (a) Signify NV 482,225
6,329 Toromont Industries Ltd 559,103
17,941 Trelleborg AB 596,810
TOTAL CAPITAL GOODS 8,864,910
COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
7,920 Arcadis NV 548,411
56,400 Park24 Co Ltd 700,986
16,143 SPIE SA 584,272
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,833,669
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.7%
28,200 Adastria Co Ltd 651,738
71,347 Inchcape PLC 659,902
18,750 PALTAC Corp 505,981
34,193 WH Smith PLC 581,990
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,399,611
CONSUMER DURABLES & APPAREL - 0.9%
22,492 GN Store Nord AS 442,181
TOTAL CONSUMER DURABLES & APPAREL 442,181
CONSUMER SERVICES - 3.1%
98,785 Collins Foods Ltd 539,324
13,492 Greggs PLC 478,349
31,000 Resorttrust Inc 563,278
TOTAL CONSUMER SERVICES 1,580,951
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
17,600 Sundrug Co Ltd 435,316
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 435,316
ENERGY - 4.6%
3,002 Chord Energy Corp 375,550
170,553 Harbour Energy PLC 606,842
143,242 (b),(c) Kelt Exploration Ltd 671,792
42,274 (c) Vallourec SACA 696,010
TOTAL ENERGY 2,350,194
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.9%
10,776 Aedifica SA 695,674
57,062 Charter Hall Group 563,077
39,215 First Capital Real Estate Investment Trust 500,767
585,415 HomeCo Daily Needs REIT 464,282
49,210 Killam Apartment Real Estate Investment Trust 660,917

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
227,357 LondonMetric Property PLC $ 568,323
347,208 National Storage REIT 571,225
247,357 Tritax Big Box REIT PLC 450,045
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,474,310
FINANCIAL SERVICES - 4.7%
59,265 Banca Mediolanum SpA 732,563
46,650 (a) BFF Bank SpA 455,530
50,900 IG Group Holdings PLC 588,946
230,290 Man Group PLC/Jersey 589,357
TOTAL FINANCIAL SERVICES 2,366,396
FOOD, BEVERAGE & TOBACCO - 3.3%
38,100 Morinaga Milk Industry Co Ltd 886,003
27,300 Nichirei Corp 762,903
TOTAL FOOD, BEVERAGE & TOBACCO 1,648,906
HEALTH CARE EQUIPMENT & SERVICES - 3.3%
26,019 (c) Ambu A/S, Class B 482,820
26,487 Ansell Ltd 538,606
41,300 Ship Healthcare Holdings Inc 628,020
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,649,446
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
55,400 Pola Orbis Holdings Inc 545,234
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 545,234
INSURANCE - 2.8%
295,091 Just Group PLC 509,877
80,400 Storebrand ASA 916,824
TOTAL INSURANCE 1,426,701
MATERIALS - 8.5%
19,190 Alamos Gold Inc, Class A 387,700
31,175 Dundee Precious Metals Inc 317,045
44,179 Hudbay Minerals Inc 396,305
10,349 Labrador Iron Ore Royalty Corp 226,402
55,851 (c) Lynas Rare Earths Ltd 277,566
33,600 Mitsubishi Gas Chemical Co Inc 583,948
20,000 Nippon Light Metal Holdings Co Ltd 213,754
10,357 Pan American Silver Corp 242,198
23,600 Sumitomo Osaka Cement Co Ltd 581,535
7,333 (c) Torex Gold Resources Inc 158,157
48,200 Tosoh Corp 598,914
9,600 UACJ Corp 315,982
TOTAL MATERIALS 4,299,506
MEDIA & ENTERTAINMENT - 4.3%
23,690 CAR Group Ltd 583,509
9,920 CTS Eventim AG & Co KGaA 1,041,750
169,005 (a),(c) Trustpilot Group PLC 540,451
TOTAL MEDIA & ENTERTAINMENT 2,165,710
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
5,741 Gerresheimer AG 483,506
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 483,506
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.6%
42,248 Savills PLC 585,080
44,270 TAG Immobilien AG 735,935
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,321,015
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
44,300 SUMCO Corp 423,571
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 423,571
SOFTWARE & SERVICES - 9.4%
24,800 BIPROGY Inc 782,589
5,862 (c) Kinaxis Inc 651,057
35,300 NET One Systems Co Ltd 857,043
305,876 (a),(c) Sinch AB 913,431

Portfolio of Investments October 31, 2024
(continued)
International Small Cap

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
3,771 Sopra Steria Group $ 725,254
33,500 TIS Inc 835,371
TOTAL SOFTWARE & SERVICES 4,764,745
TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
1,780 Comet Holding AG 590,536
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 590,536
TRANSPORTATION - 2.1%
1,949,000 Pacific Basin Shipping Ltd 536,787
14,900 Sankyu Inc 517,545
TOTAL TRANSPORTATION 1,054,332
UTILITIES - 5.0%
30,108 ACEA SpA 570,504
19,838 Capital Power Corp 804,576
93,014 Drax Group PLC 749,234
79,966 Superior Plus Corp 379,054
TOTAL UTILITIES 2,503,368
TOTAL COMMON STOCKS
(Cost $45,659,399) 49,861,171
TOTAL LONG-TERM INVESTMENTS
(Cost $45,659,399) 49,861,171
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
42,063 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .860% (e) 42,063
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $42,063) 42,063
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
425,000 REPURCHASE AGREEMENTS - 0 .8% 425,000
$ 425,000 (f) Fixed Income Clearing Corporation 4 .800 11/01/24 425,000
TOTAL REPURCHASE AGREEMENTS
(Cost $425,000) 425,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $425,000) 425,000
TOTAL INVESTMENTS - 99 .7%
(Cost $ 46,126,462 ) 50,328,234
OTHER ASSETS & LIABILITIES, NET -  0.3% 137,339
NET ASSETS - 100% $ 50,465,573

spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 10,227,139 $ 39,634,032 $ – $ 49,861,171
Investments Purchased with Collateral from
Securities Lending 42,063 – – 42,063
Short-Term Investments:
Repurchase Agreements – 425,000 – 425,000
Total
$ 10,269,202 $ 40,059,032 $ – $ 50,328,234
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,345,392 or 6.6% of Total Investments.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $38,949.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $425,057 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 2.375% and maturity date 11/15/49, valued at $433,610.
REIT Real Estate Investment Trust

Portfolio of Investments October 31, 2024
Winslow Large-Cap Growth ESG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
942198504 COMMON STOCKS - 99 .3% 942198504
CAPITAL GOODS - 4.6%
102,360 General Electric Co $ 17,583,401
70,250 Trane Technologies PLC 26,003,740
TOTAL CAPITAL GOODS 43,587,141
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
48,550 Waste Connections Inc 8,581,213
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,581,213
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 11.7%
425,140 (a) Amazon.com Inc 79,246,096
9,760 (a) MercadoLibre Inc 19,882,877
9,760 (a) O'Reilly Automotive Inc 11,254,646
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 110,383,619
CONSUMER SERVICES - 4.0%
3,470 Booking Holdings Inc 16,226,587
217,810 (a) Chipotle Mexican Grill Inc 12,147,264
42,350 Hilton Worldwide Holdings Inc 9,945,898
TOTAL CONSUMER SERVICES 38,319,749
FINANCIAL SERVICES - 5.1%
156,290 KKR & Co Inc 21,605,530
53,216 Mastercard Inc, Class A 26,586,181
TOTAL FINANCIAL SERVICES 48,191,711
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
114,060 (a) Boston Scientific Corp 9,583,321
45,505 (a) Intuitive Surgical Inc 22,927,239
31,050 Stryker Corp 11,062,494
TOTAL HEALTH CARE EQUIPMENT & SERVICES 43,573,054
MATERIALS - 2.0%
39,330 Ecolab Inc 9,664,561
33,480 Vulcan Materials Co 9,171,176
TOTAL MATERIALS 18,835,737
MEDIA & ENTERTAINMENT - 10.6%
177,840 Alphabet Inc, Class A 30,430,202
159,800 Alphabet Inc, Class C 27,595,862
24,830 (a) Netflix Inc 18,772,225
62,850 (a) Spotify Technology SA 24,203,535
TOTAL MEDIA & ENTERTAINMENT 101,001,824
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.9%
31,990 (a) Alnylam Pharmaceuticals Inc 8,528,214
23,280 Eli Lilly & Co 19,316,347
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 27,844,561
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.1%
100,150 (a) Advanced Micro Devices Inc 14,428,610
18,163 ASML Holding NV 12,215,526
194,780 Broadcom Inc 33,067,801
169,600 Lam Research Corp 12,609,760
670,700 NVIDIA Corp 89,042,132
53,400 Texas Instruments Inc 10,848,744
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 172,212,573
SOFTWARE & SERVICES - 24.8%
15,610 (a) Adobe Inc 7,462,829
7,795 (a) Fair Isaac Corp 15,536,292
30,410 Intuit Inc 18,559,223
288,972 Microsoft Corp 117,423,772
110,200 Oracle Corp 18,495,968
18,650 (a) ServiceNow Inc 17,400,263
133,240 (a) Shopify Inc, Class A 10,420,700
18,190 (a) Synopsys Inc 9,342,566

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
86,550 (a) Workday Inc, Class A $ 20,239,718
TOTAL SOFTWARE & SERVICES 234,881,331
TECHNOLOGY HARDWARE & EQUIPMENT - 8.5%
161,600 Amphenol Corp, Class A 10,830,432
261,380 Apple Inc 59,048,356
28,620 (a) Arista Networks Inc 11,059,913
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 80,938,701
TRANSPORTATION - 1.5%
192,190 (a) Uber Technologies Inc 13,847,290
TOTAL TRANSPORTATION 13,847,290
TOTAL COMMON STOCKS
(Cost $563,567,985) 942,198,504
TOTAL LONG-TERM INVESTMENTS
(Cost $563,567,985) 942,198,504
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
7812760 REPURCHASE AGREEMENTS - 0 .8% 7812760
$ 7,525,000 (b) Fixed Income Clearing Corporation 4 .800% 11/01/24 7,525,000
287,760 (c) Fixed Income Clearing Corporation 1 .520 11/01/24 287,760
TOTAL REPURCHASE AGREEMENTS
(Cost $7,812,760) 7,812,760
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,812,760) 7,812,760
TOTAL INVESTMENTS - 100 .1%
(Cost $ 571,380,745 ) 950,011,264
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (680,558)
NET ASSETS - 100% $ 949,330,706
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 942,198,504 $ – $ – $ 942,198,504
Short-Term Investments:
Repurchase Agreements – 7,812,760 – 7,812,760
Total
$ 942,198,504 $ 7,812,760 $ – $ 950,011,264

Portfolio of Investments October 31, 2024
(continued)
Winslow Large-Cap Growth ESG

(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $7,526,003 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 2.375% and maturity date 11/15/49, valued at $7,675,577.
(c) Agreement with Fixed Income Clearing Corporation, 1.520% dated 10/31/24 to be repurchased at $287,772 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/28, valued at $293,558.